Derivative instruments - Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	$ 8,302	$ 10,102
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	6,973	8,346
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	1,329	1,756
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	275	457
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	1,054	1,299
Total derivatives not subject to netting arrangements	1,491	2,089
Total derivatives, Gross assets recognized	9,793	12,191
Fair value after effect of master netting agreements	2,820	3,845
Total derivatives, Net amount	2,545	3,388
Reverse repurchase agreements, Gross assets recognized	72,661	78,828
Reverse repurchase agreements, Gross amounts offset in the balance sheet	54,709	59,561
Reverse repurchase agreements, Net assets recognized on the balance sheet	17,952	19,267
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	17,922	19,252
Reverse repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Reverse repurchase agreements, Net amount	30	15
Securities borrowing, Gross assets recognized	11,655	11,640
Securities borrowing, Net assets recognized on the balance sheet	11,655	11,640
Securities borrowing, Gross amounts not offset in the balance sheet, Financial instruments	11,036	11,166
Securities borrowing, Net amount	619	474
Total, Gross assets recognized	94,109	102,659
Total, Gross amounts offset in the balance sheet	61,682	67,907
Total, Net assets recognized on the balance sheet	32,427	34,752
Total, Gross amounts not offset in the balance sheet, Financial instruments	29,233	30,875
Total, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Total, Net amount	3,194	3,877
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	9,093	11,850
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	6,335	7,845
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	2,758	4,005
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	1,226	2,265
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	1,532	1,740
Total derivatives not subject to netting arrangements	666	800
Total derivatives, Gross liabilities recognized	9,759	12,650
Fair value after effect of master netting agreements	3,424	4,805
Total derivatives, Net amount	2,198	2,540
Repurchase agreements, Gross liabilities recognized	64,734	69,831
Repurchase agreements, Gross amounts offset in the balance sheet	54,709	59,561
Repurchase agreements, Net liabilities recognized on the balance sheet	10,025	10,270
Repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	10,025	10,270
Repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Repurchase agreements, Net amount	0	0
Securities lending, Gross liabilities recognized	1,541	1,035
Securities lending, Net liabilities recognized on the balance sheet	1,541	1,035
Securities lending, Gross amounts not offset in the balance sheet, Financial instruments	1,478	983
Securities lending, Net amount	63	52
Total, Gross liabilities recognized	76,034	83,516
Total, Gross amounts offset in the balance sheet	61,044	67,406
Total, Net liabilities recognized on the balance sheet	14,990	16,110
Total, Gross amounts not offset in the balance sheet, Financial instruments	12,729	13,518
Total, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Total, Net amount	2,261	2,592
Interest rate contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	2,132	2,972
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	1,424	1,952
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	708	1,020
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	206	311
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	502	709
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	3,263	4,533
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	2,028	2,348
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	1,235	2,185
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	1,197	2,115
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	38	70
Foreign exchange contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	6,122	7,128
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	5,501	6,392
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	621	736
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	69	146
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	552	590
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	5,619	7,280
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	4,111	5,484
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	1,508	1,796
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	29	143
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	1,479	1,653
Equity and other contracts
Derivative Asset
Derivatives subject to netting arrangements, Gross assets recognized	48	2
Total derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	48	2
Derivatives subject to netting arrangements, Net assets recognized in the balance sheet	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral received	0	0
Derivative assets subject to netting arrangements, Net amount	0	0
Derivative Liability
Derivatives subject to netting arrangements, Gross liabilities recognized	211	37
Derivatives subject to netting arrangements, Gross amounts offset in the balance sheet	196	13
Derivatives subject to netting arrangements, Net liabilities recognized in the balance sheet	15	24
Total derivatives, Gross amounts not offset in the balance sheet, Financial instruments	0	7
Total derivatives, Gross amounts not offset in the balance sheet, Cash collateral pledged	0	0
Derivative liabilities subject to netting arrangements, Net amount	$ 15	$ 17